Summary of Significant Accounting Policies - Schedule of Other Financial Assets and Liabilities Recorded in Balance Sheet at Fair Value (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward purchase agreement	$ 3,543,614	$ 5,700,451	$ 0
Level 2 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
SBA Loan	0	1,505,070	0
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
SBA Loan	0	1,498,000	0
Level 3 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward purchase agreement	3,543,614	5,700,451	0
Derivative Liabilities		$ 0	$ 826,980
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Instruments and Hedges, Liabilities	Derivative Instruments and Hedges, Liabilities
Level 3 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward purchase agreement	$ 3,543,614	$ 5,700,451	$ 0
Derivative Liabilities		$ 0	$ 826,980
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Instruments and Hedges, Liabilities	Derivative Instruments and Hedges, Liabilities